Marketable debt securities (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Bonds and other securities
Others	R$ 77,695	R$ 89,996	R$ 194,475
Total	4,516,647	1,992,828	7,721,646
Issuance: 2007 | Maturity: 2017 | BRL | Interest rate (p.y): FIDC
Bonds and other securities
Eurobonds	0	0	1,930
Issuance: 2016 | Maturity: 2017 | USD | Interest rate (p.y): 0.7% to 2.5%
Bonds and other securities
Eurobonds	0	0	3,408,932
Issuance: 2012 | Maturity: 2017 | USD | Interest rate (p.y): 4.6%
Bonds and other securities
Eurobonds	0	0	4,116,309
Issuance: 2017 | Maturity: 2018 | USD | Interest rate (p.y): Zero Coupon to 2.4%
Bonds and other securities
Eurobonds	0	1,195,668	0
Issuance: 2017 | Maturity: 2019 | USD | Interest rate (p.y): Libor 3M + 1.0%
Bonds and other securities
Eurobonds	194,243	165,677	0
Issuance: 2017 | Maturity: 2024 | USD | Interest rate (p.y): 6.9% to 10.0%
Bonds and other securities
Eurobonds	639,275	541,487	0
Issuance: 2018 | Maturity: 2019 | USD | Interest rate (p.y): Zero Coupon to 9%
Bonds and other securities
Eurobonds	855,035	0	0
Issuance: 2018 | Maturity: 2019 | USD | Interest rate (p.y): Libor 3M + 0.95%
Bonds and other securities
Eurobonds	19,386	0	0
Issuance: 2018 | Maturity: 2019 | USD | Interest rate (p.y): Libor 1M + 1.5%
Bonds and other securities
Eurobonds	197,055	0	0
Issuance: 2018 | Maturity: 2019 | USD | Interest rate (p.y): 3.50%
Bonds and other securities
Eurobonds	34,776	0	0
Issuance: 2018 | Maturity: 2019 | USD | Interest rate (p.y): 6.6% to 6.7%
Bonds and other securities
Eurobonds	1,211,361	0	0
Issuance: 2018 | Maturity: 2019 | USD | Interest rate (p.y): 9.0%
Bonds and other securities
Eurobonds	R$ 1,287,821	R$ 0	R$ 0